CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS:
Cash and cash equivalents	$ 117,403,824	$ 196,117,766
Equity in commodity futures trading accounts:
Cash	58,538,589	50,930,747
Restricted cash (in dollars)	17,940,020	17,272,542
Net unrealized profit on open contracts	1,341,535	2,633,381
Due from Partnership	6,049,277	37,488
Accrued interest and other assets	15,083	11,520
TOTAL ASSETS	282,611,067	407,205,028
LIABILITIES:
Net unrealized loss on open contracts	3,026,653	370,340
Due to Partnership		254,832
Redemptions payable	14,623,211	7,402,636
Profit Shares payable	833,392	498,661
Trading Advisors' management fees payable	347,141	464,787
Administrator fees payable	228,421	375,692
Professional fees payable	762,458	437,409
Other fees payable	147,764	196,672
Total liabilities	20,948,099	11,395,062
Total partners' capital	261,662,968	395,809,966	375,395,713	275,762,918
TOTAL LIABILITIES AND PARTNERS' CAPITAL	282,611,067	407,205,028
Alamo Global Horizons, LLC
ASSETS:
Cash and cash equivalents	20,377,477	32,531,776
Equity in commodity futures trading accounts:
Cash	3,478,994	4,734,333
Restricted cash (in dollars)	1,359,877	3,320,183
Net unrealized profit on open contracts	262,603	499,820
Accrued interest and other assets	2,712	3,874
TOTAL ASSETS	24,121,786	37,769,803
LIABILITIES:
Due to Partnership	1,026,163	744,272
Trading Advisors' management fees payable	9,166	12,886
Administrator fees payable	8,224	1,214
Professional fees payable	27,361	1,360
Other fees payable	1,368	1,350
Total liabilities	1,072,282	761,082
Total partners' capital	23,049,504	37,008,721
TOTAL LIABILITIES AND PARTNERS' CAPITAL	24,121,786	37,769,803
Breakout Global Horizons, LLC
ASSETS:
Cash and cash equivalents	21,595,885	50,348,817
Equity in commodity futures trading accounts:
Cash	18,089,465	8,411,097
Restricted cash (in dollars)	7,597,881	4,778,193
Net unrealized profit on open contracts	1,042,090	342,261
Accrued interest and other assets	3,325	5,325
TOTAL ASSETS	40,730,765	59,107,500
LIABILITIES:
Due to Partnership	1,108,537	104,738
Redemptions payable	230,000	225,000
Trading Advisors' management fees payable	17,164	21,367
Administrator fees payable	19,706	2,885
Professional fees payable	30,833	2,016
Other fees payable	9,307	702,581
Total liabilities	1,415,547	1,058,587
Total partners' capital	39,315,218	58,048,913
TOTAL LIABILITIES AND PARTNERS' CAPITAL	40,730,765	59,107,500
Cambridge Global Horizons, LLC
ASSETS:
Cash and cash equivalents	4,757,862	36,251,279
Equity in commodity futures trading accounts:
Cash	38,461,055	13,323,485
Restricted cash (in dollars)	14,557,619	2,845,479
Accrued interest and other assets	2,720
TOTAL ASSETS	43,221,637	49,574,764
LIABILITIES:
Net unrealized loss on open contracts	175,044	139,082
Due to Partnership	1,680,015	439,502
Profit Shares payable	407,841
Trading Advisors' management fees payable	28,093	22,102
Administrator fees payable	15,569	1,880
Professional fees payable	26,116	1,532
Other fees payable	6,247	702,418
Total liabilities	2,338,925	1,306,516
Total partners' capital	40,882,712	48,268,248
TOTAL LIABILITIES AND PARTNERS' CAPITAL	43,221,637	49,574,764
Nets Global Horizons, LLC
ASSETS:
Cash and cash equivalents	26,712,321	43,367,169
Equity in commodity futures trading accounts:
Cash	5,138,261	7,851,906
Restricted cash (in dollars)	2,095,713	1,710,003
Due from Partnership		161,240
Accrued interest and other assets	1,319	5,425
TOTAL ASSETS	31,851,901	51,385,740
LIABILITIES:
Net unrealized loss on open contracts	91,517	202,983
Due to Partnership	997,556
Redemptions payable	950,000	225,000
Trading Advisors' management fees payable	22,700	31,716
Administrator fees payable	17,468	3,254
Professional fees payable	31,250	2,640
Other fees payable	5,667	701,655
Total liabilities	2,116,158	1,167,248
Total partners' capital	29,735,743	50,218,492
TOTAL LIABILITIES AND PARTNERS' CAPITAL	31,851,901	51,385,740
Quantum Global Horizons, LLC
ASSETS:
Cash and cash equivalents	24,812,881	35,571,819
Equity in commodity futures trading accounts:
Cash	21,435,349	13,558,210
Restricted cash (in dollars)	7,392,494	3,727,149
Due from Partnership		809,141
Accrued interest and other assets	4,094	2,950
TOTAL ASSETS	46,252,324	49,942,120
LIABILITIES:
Net unrealized loss on open contracts	521,711	850,736
Due to Partnership	1,237,006
Redemptions payable		75,000
Profit Shares payable		113,321
Administrator fees payable	22,826	7,113
Professional fees payable	33,333	8,113
Other fees payable	8,148	903,101
Total liabilities	1,823,024	1,957,384
Total partners' capital	44,429,300	47,984,736
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 46,252,324	$ 49,942,120